Trading assets (Tables)	12 Months Ended
Dec. 31, 2018
Trading assets [Abstract]
Trading assets

Trading assets as of December 31, 2017 are as follows:

	2017
Debt securities:
Governments	~~W~~	3,254,587
Financial institutions		8,014,128
Corporations		5,097,200
Commercial papers		3,625,436
CMA (*1)		3,157,475
Others		491,820

		23,640,646

Equity securities:
Stocks		738,666
Beneficiary certificates		3,728,027
Others		167,660

		4,634,353

Other
Gold deposits		189,297

	~~W~~	28,464,296

(*1)	CMA: Cash management account deposits